Commitments and Contingent Liabilities - Additional Information (Detail)	1 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended
	May 31, 2010 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2014 USD ($) Plaintiff	Mar. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2014 Collective Bargaining Arrangements [Member] USD ($)	Sep. 30, 2013 Louisiana [Member] USD ($)	Feb. 28, 2013 Blackstone Group L.P. [Member] USD ($)	Mar. 31, 2014 Blackstone Group L.P. [Member] USD ($)	Mar. 31, 2014 Israel Income Tax Authority [Member] USD ($)	Oct. 05, 2011 Israel Income Tax Authority [Member] ILS	May 31, 2010 Up-front [Member] Distribution Rights [Member] USD ($)	May 31, 2010 Additional Payment [Member] USD ($)	Mar. 31, 2014 Minimum [Member]	Mar. 31, 2014 Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Rent expenses		$ 921,000	$ 3,245,000	$ 3,479,000	$ 3,755,000
Percentage of royalty payments to the government of Israel														3.00%	3.50%
Aggregate contingent liability to the Office of the Chief Scientist			11,320,000	10,972,000
Royalty payments to the Office of the Chief Scientist		0	0	0	736,000
Assessed amount of income tax										34,000,000
Assessed interest on income tax										19,000,000
Payment of tax after assessment											7,500,000
Number of actions brought against various pharmaceutical			2
Additional provision recorded for AWP-related matters			500,000
Settlement amount							6,100,000	4,400,000
Fees and expenses relating to breach of contract									6,300,000
Adjustment of claim relating to breach of contract									3,700,000
One-time payment under collective bargaining agreement (payable in NIS)						1,500,000
Employees Committee Agreement term						5 years
Employees Committee Agreement renewal term						2 years
Payment to related parties	$ 5,000,000											$ 2,500,000	$ 2,500,000
Period of amortization of up-front payment			6 years
Percent of the weighted-average of the average manufacturer prices			175.00%